Leases	12 Months Ended
Jun. 30, 2022
24. Leases

24. Leases

The Group as lessee

Operating leases

In the ordinary course of business, the Group enters into several operating lease agreements. Group conducts a portion of its agricultural activities on land rented from third parties under operating lease contracts averaging a harvest year. Rent expense for the years ended as of June 30, 2022, 2021 and 2020 amounted to ARS 1,124, ARS 397 and ARS 674, respectively and is included in the line item "Costs" in the Statement of Income and Other Comprehensive Income.

The Group is also using land in the Province of Salta under rights of use agreement (the "Anta Agreement") for which the Group is currently paying a rent fee of 10% of the production. Rent expense paid for the years ended as of June 30, 2022, 2021 and 2020 amounted to ARS 213, ARS 257 and ARS 254, respectively and is included in the line item "Costs" in the Statement of Income and Other Comprehensive Income.

The Group leases property or spaces for administrative or commercial use both in Argentina and in Israel, under operating leases. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 32). The amounts involved are not material for any of the periods filed.

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.2022	06.30.2021	06.30.2020
No later than 1 year	1,056	907	5,980
Later than 1 year and not later than 5 years	7,117	3,358	13,325
More than 5 years	-	1,671	5,903
	8,173	5,936	25,208

The Group as lessor

Operating leases (Shopping malls, offices and other buildings)

In the segments Shopping malls and Offices and Others, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping malls generally include escalation clauses and contingent payments.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.2022	06.30.2021	06.30.2020
No later than 1 year	2,966	6,781	2,983
Later than 1 year and not later than 5 years	7,738	13,565	54,342
More than 5 years	1,394	3,717	26,288
	12,098	24,063	83,613

Operating leases (Farmlands)

From time to time, the Group leases certain farmlands. The leases have an average term of one crop year. Rental income is generally based on the market price of a particular crop multiplied by a fixed amount of tons per hectare leased or based on a fixed amount in dollars per hectare leased.

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.2022	06.30.2021	06.30.2020
No later than 1 year	148	243	300
Later than 1 year and not later than 5 years	257	421	364
	405	664	664

Revenues from contingent rent for the fiscal years ended June 30, 2022, 2021 and 2020 were as follows:

	06.30.2022	06.30.2021	06.30.2020
Contingent rent	8.296	2.360	3.604